NOTE 20 - Research and Development Expenses: Schedule of Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wage and salaries
Research and development expense	$ 2,640	$ 2,512
Share based compensation
Research and development expense	90	127
Materials
Research and development expense	213	223
Professional and legal fees
Research and development expense	761	732
Patents
Research and development expense	128	69
Depreciation and amortization
Research and development expense	417	334
Office maintenance, communication and Travel
Research and development expense	1,063	800
Research and development expense	$ 5,312	$ 4,797